Retirement benefit obligations - Plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Market value of assets	$ 609	$ 942	$ 1,055
Retirement benefit expense	95	95	88
Defined contributions plan expenses	89	84	77
Defined benefit plan expenses	6	11	11
Outstanding payments	0	0	0
Pension plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Market value of assets	459	518	552
Defined benefit plan expenses	0	0	0
Pension plans | United Kingdom | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	56	61	2
Equity securities			3
Other bonds	7		30
Short dated credit fund			81
Liability driven investments			225
Diversified growth funds			55
Market value of assets	63	61	396
Pension plans | United Kingdom | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contract	396	457	156
Pension plans | United States of America
Disclosure of fair value of plan assets [line items]
Defined benefit plan expenses	0	0	0
Pension plans | United States of America | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		267	120
Government bonds - fixed interest			43
Corporate bonds			197
Market value of assets		267	360
Pension plans | Other Countries
Disclosure of fair value of plan assets [line items]
Market value of assets	150	157	143
Pension plans | Other Countries | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2	7	7
Equity securities	56	50	49
Government bonds - fixed interest	6	5	7
Corporate bonds	12	10	10
Insurance contract	18	23	21
Property	25	28	22
Other quoted securities	11	10	5
Market value of assets	130	133	121
Pension plans | Other Countries | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contract	$ 20	$ 24	$ 22